Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 124,661	$ 85,183	$ 20,615